Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BLUE GOLD LIMITED
Entity Central Index Key	0002019435
Entity File Number	001-42717
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	94 Solaris Avenue
Entity Address, Address Line Two	Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1108
Class A ordinary shares par value $0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BGL
Security Exchange Name	NASDAQ
Warrants each exercisable for one share of Class A ordinary shares at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A ordinary shares at an exercise price of $11.50 per share
Trading Symbol	BGLWW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	34,677,492
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	11,500,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Andrew Cavaghan
Contact Personnel Email Address	info@bluegoldone.com
Entity Address, Address Line One	94 Solaris Avenue
Entity Address, Address Line Two	Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1108
Entity Phone Fax Numbers [Line Items]
City Area Code	+44 (0)
Local Phone Number	7487 799481